LONG-TERM DEBT AND CREDIT FACILITY - Credit Facilities (Details) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 16, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 16, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Feb. 28, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Liabilities		$ 2,218,300,000	$ 1,654,500,000
Letters of credit			1,700,000			$ 2.2
Maximum borrowing capacity		450,000,000.0	450,000,000.0
Recurring fair value measurement
Disclosure of detailed information about borrowings [line items]
Liabilities		841,100,000	498,000,000.0
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							$ 500,000,000
Proceeds from non-current borrowings		455,000,000	0
Letters of credit					$ 24.8
Credit Facility Due 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							$ 490,000,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 490,000,000
Additional letter of credit	10,800,000			$ 14.4
Repayments of non-current borrowings	$ 9,100,000
Credit Facility | Long-term borrowings [member] | Recurring fair value measurement
Disclosure of detailed information about borrowings [line items]
Liabilities		455,000,000.0	$ 0
Maximum borrowing capacity		$ 26,600,000